American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2021

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 58.2%
Diversified Bond Fund Investor Class	9,313,971	102,826,240
Inflation-Adjusted Bond Fund Investor Class	4,069,437	51,641,149
NT High Income Fund Investor Class	1,088,632	10,886,317
Short Duration Fund Investor Class	6,339,551	66,501,888
Short Duration Inflation Protection Bond Fund Investor Class	6,133,671	66,918,355
		298,773,949
Domestic Equity Funds — 25.4%
Equity Growth Fund Investor Class	330,067	11,829,585
Focused Large Cap Value Fund Investor Class	3,069,804	37,359,518
Growth Fund Investor Class	87,361	4,419,578
Heritage Fund Investor Class	238,150	6,506,262
Mid Cap Value Fund Investor Class	1,128,258	22,316,945
NT Disciplined Growth Fund Investor Class	503,855	7,880,287
Real Estate Fund Investor Class	268,956	8,348,403
Small Cap Growth Fund Investor Class	177,308	4,659,655
Small Cap Value Fund Investor Class	414,925	4,672,056
Sustainable Equity Fund Investor Class	521,667	22,301,266
		130,293,555
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	720,832	7,648,029
Global Bond Fund Investor Class	3,917,225	40,699,970
International Bond Fund Investor Class	2,609,521	35,750,439
		84,098,438
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $437,121,443)		513,165,942
OTHER ASSETS AND LIABILITIES†		(404)
TOTAL NET ASSETS — 100.0%		$513,165,538

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$89,375	$24,267	$6,044	$(4,772)	$102,826	9,314	$(145)	$3,628
Inflation-Adjusted Bond Fund	45,851	4,528	—	1,262	51,641	4,069	—	106
NT High Income Fund	9,126	7,974	7,024	810	10,886	1,089	(26)	487
Short Duration Fund	31,834	33,971	—	697	66,502	6,340	—	517
Short Duration Inflation Protection Bond Fund	59,506	4,589	—	2,823	66,918	6,134	—	352
Equity Growth Fund	10,177	1,450	1,091	1,294	11,830	330	119	1,247
Focused Large Cap Value Fund(3)	26,039	8,126	4,102	7,297	37,360	3,070	381	591
Growth Fund	15,751	773	8,556	(3,548)	4,420	87	6,024	374
Heritage Fund	6,381	830	1,254	549	6,506	238	536	780
Mid Cap Value Fund	19,186	1,016	3,399	5,514	22,317	1,128	877	312
NT Disciplined Growth Fund	7,635	1,082	976	139	7,880	504	171	971
Real Estate Fund	11,555	961	5,533	1,366	8,349	269	735	149
Small Cap Growth Fund	2,850	2,029	787	568	4,660	177	273	265
Small Cap Value Fund	2,473	1,693	997	1,503	4,672	415	143	8
Sustainable Equity Fund	20,306	612	3,276	4,659	22,301	522	627	87
Emerging Markets Debt Fund	6,788	660	—	200	7,648	721	—	192
Global Bond Fund	36,390	4,370	—	(60)	40,700	3,917	—	118
International Bond Fund	32,266	3,398	276	362	35,750	2,610	6	559
U.S. Government Money Market Fund	27,185	1,285	28,470	—	—	—	—	1
	$460,674	$103,614	$71,785	$20,663	$513,166	40,934	$9,721	$10,744
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.